Stockholders’ Equity (Deficit), Temporary Equity and Noncontrolling Interests (Details Narrative) - USD ($)		1 Months Ended							3 Months Ended	12 Months Ended
	Jul. 31, 2020	Jun. 30, 2020	Feb. 29, 2020	Jan. 31, 2020	Aug. 31, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Mar. 31, 2021	Dec. 31, 2019	Dec. 31, 2020	Aug. 21, 2019	Mar. 25, 2019
Preferred stock, par value									$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized									10,000,000	10,000,000	10,000,000
Preferred stock, undesignated shares authorized									7,013,600	7,013,600	7,013,600
Preferred stock, shares issued									1,223,279		1,324,022
Preferred stock, shares outstanding									1,223,279		1,324,022
Common stock, par value									$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized									100,000,000	100,000,000	100,000,000
Common stock, shares issued									2,910,074	1,447,864	2,201,603
Common stock, shares outstanding									2,910,074	1,447,864	2,201,603
Common stock issuable, shares									286,744
Conversion of convertible notes payable									$ 283,637
Accrued interest related to conversion of convertible notes payable									$ 2,302
Mr. Sohn
Stock issued for services									1,625
Compensation expense									$ 16,425
Vesting Period									2 years
Scouted
Shares issued									175,421
Common Stock to be Issuable for Acquisitions
Stock to be issued for acquisitions, Scouted acquisition									15,591
Issuance of common shares for Upsider acquisition (in Shares)									271,153
Series D Preferred stock
Preferred stock, par value									$ 0.0001	$ 0.0001	$ 0.0001		$ 20
Preferred stock, shares authorized									2,000,000	2,000,000	2,000,000		2,000,000
Preferred stock, undesignated shares authorized
Preferred stock, shares issued									444,587	454,546	527,795
Preferred stock, shares outstanding									444,587	454,546	527,795
Common stock, par value													$ 4.00
Stock to be issued for acquisitions, Scouted acquisition
Issuance of common shares upon conversion of debentures and accrued interest (in Shares)	44,000	62,800	64,500		24,200		25,000
Shares issued						29,975
Series D Preferred stock | January 2021
Shares issued on conversion									(9,078)
Series D Preferred stock | February 2021
Shares issued on conversion									(44,000)
Series D Preferred stock | March 2021
Shares issued on conversion									(21,375)
Series E Preferred Stock
Preferred stock, par value									$ 0.0001	$ 0.0001	$ 0.0001		$ 20
Preferred stock, shares authorized								775,000	775,000	775,000	775,000		775,000
Preferred stock, undesignated shares authorized
Preferred stock, shares issued									731,845	734,986	731,845
Preferred stock, shares outstanding									731,845	734,986	731,845
Common stock, par value													$ 4.00
Stock to be issued for acquisitions, Scouted acquisition								775,000
Issuance of common shares upon conversion of debentures and accrued interest (in Shares)				15,704
Series F Preferred Stock
Preferred stock, par value									$ 0.0001	$ 0.0001	$ 0.0001		$ 20
Preferred stock, shares authorized									200,000	200,000	200,000		200,000
Preferred stock, undesignated shares authorized
Preferred stock, shares issued									46,847	139,768	64,382
Preferred stock, shares outstanding									46,847	139,768	64,382
Common stock, par value													$ 4.00
Stock to be issued for acquisitions, Scouted acquisition
Series F Preferred Stock | February 2021
Shares issued on conversion									(16,239)
Series F Preferred Stock | March 2021
Shares issued on conversion									(1,296)
Common Stock Upon Conversion Of Series D | January 2021
Shares issued on conversion									45,390
Shares cancelled during period									8,755
Common Stock Upon Conversion Of Series D | February 2021
Shares issued on conversion									220,000
Common Stock Upon Conversion Of Series D | March 2021
Shares issued on conversion									106,875
Series D Warrants | January 2021
Warrants cancelled during period									53,336
Common Stock Upon Conversion Of Series F | February 2021
Shares issued on conversion									81,195
Common Stock Upon Conversion Of Series F | March 2021
Shares issued on conversion									6,479
Restricted Stock Units (RSUs)
Stock issued for services									221,600
Restricted stock unit value									$ 1,662,000
Compensation expense									$ 148,836
Common Stock
Common stock, par value									$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized									100,000,000	100,000,000	100,000,000
Common stock, shares issued												12,500,000
Common stock, shares outstanding									2,910,074	1,447,864	2,201,604
Issuance of common shares upon conversion of debentures and accrued interest (in Shares)									71,485